SECURIAN FINANCIAL GROUP, INC.
400 Robert Street North
St. Paul, MN 55101-2098
www.securian.com
651.665.3500

                                                                 [SECURIAN LOGO]


February 28, 2007


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C.  20549

RE:    POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(b)
       VARIABLE ANNUITY ACCOUNT
       FILE NUMBERS: 333-111067 AND 811-04294

Dear Ladies and Gentlemen:


The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"). In that regard, the Registrant requests that this filing become effective May 1, 2007.

The Registration Statement is being amended to include two new optional contract riders: the Gauranteed Lifetime Withdrawal Benefit II-Single and the Gauranteed Lifetime Withdrawal Benefit II-Joint. In addition, the Registration Statement has been revised to reflect relevant change resulting from discussions with the Commission's Staff for our recently filed MultiOption Legend (File No. 333-136242) variable annuity. A copy marked to show changes will be provided to you under a separate cover. The Registration Statement will be amended to include updated financial information by a subsequent post-effective amendment, once the information becomes available.

Also included in this filing is a letter containing the "Tandy" representations. Any questions and comments that you may have regarding this filing may directed to the undersigned at (651) 665-3708.

Sincerely,

/s/Michael P. Boyle

Michael P. Boyle
Counsel


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.